RIGHT-OF-USE ASSETS - Summary of group leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 49,062
Impairment loss on right-of-use assets	(1,046)	$ 0	$ 2,250
Ending balance	32,467	49,062
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	90,939	88,538
Additions	20,868	21,455
Derecognition of right of use asset	(12,636)	(18,696)
Acquisitions of subsidiary		87
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(399)
Effect of foreign currency exchange differences	88	34
Ending balance	99,259	90,939	88,538
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	39,627	31,050
Derecognition of right of use asset	(9,603)	(18,696)
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(82)
Effect of foreign currency exchange differences	54	3
Ending balance	65,948	39,627	31,050
Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	35,836	25,620
Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	34	1,812
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset	(360)
Impairment loss on right-of-use assets			2,250
Reversal of impairment of right to use asset	(1,046)
Ending balance	844
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,366	799
Ending balance		1,366	799
Office and residential property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,747	2,733
Additions	371	539
Derecognition of right of use asset	(310)	(80)
Acquisitions of subsidiary		0
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(399)
Effect of foreign currency exchange differences	88	34
Ending balance	2,896	2,747	2,733
Office and residential property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,381	601
Derecognition of right of use asset	(310)	(80)
Adjustment(1)		(80)
Reclassification to disposal group held for sale (Note 40)		(82)
Effect of foreign currency exchange differences	54	3
Ending balance	2,097	1,381	601
Office and residential property [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	938	946
Office and residential property [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	34	73
Office and residential property [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset	0
Impairment loss on right-of-use assets			0
Reversal of impairment of right to use asset	0
Ending balance	0
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	47,564	31,410
Ending balance		47,564	31,410
Ships [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	87,918	85,534
Additions	20,254	20,833
Derecognition of right of use asset	(12,285)	(18,449)
Acquisitions of subsidiary		0
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences	0	0
Ending balance	95,887	87,918	85,534
Ships [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	38,104	30,307
Derecognition of right of use asset	(9,252)	(18,449)
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences	0	0
Ending balance	63,633	38,104	30,307
Ships [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	34,781	24,507
Ships [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	0	1,739
Ships [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset	(360)
Impairment loss on right-of-use assets			2,250
Reversal of impairment of right to use asset	(1,046)
Ending balance	844
Ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	132	258
Ending balance		132	258
Ship equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	274	271
Additions	243	83
Derecognition of right of use asset	(41)	(167)
Acquisitions of subsidiary		87
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences	0	0
Ending balance	476	274	271
Ship equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	142	142
Derecognition of right of use asset	(41)	(167)
Adjustment(1)		0
Reclassification to disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences	0	0
Ending balance	218	142	142
Ship equipment [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	117	167
Ship equipment [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets	0	$ 0
Ship equipment [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Derecognition of right of use asset	0
Impairment loss on right-of-use assets			$ 0
Reversal of impairment of right to use asset	0
Ending balance	$ 0